SCHEDULE OF NOTES PAYABLE ACTIVITY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Outstanding, December 31, 2019			$ 4,270,233	$ 7,145,906	$ 7,145,906	$ 4,149,553
Issuances			250,000		4,290,310	10,888,339
Exchanges for equity			(228,933)		(559,739)	(2,002,798)
Amortization of debt discount	$ 742,534	$ 1,066,526	742,534	1,066,526	1,278,104	3,671,087
Outstanding, December 31, 2020	5,033,834		5,033,834		4,270,233	7,145,906
Repayments						(4,465,666)
Extinguishment of notes payable						(141,818)
Recognition of debt discount					(8,534,245)	(5,523,830)
Accretion of interest expense				2,810,973	2,810,973	548,026
Accrued interest reclassified to notes payable principal						23,013
Third-party purchases
Exchanged for equity pursuant to Chapter 11 Plan					(4,930,534)
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net					2,697,393
Accretion of interest expense					2,886,036
Amortization of debt discount					1,275,106
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Outstanding, December 31, 2019			9,637,102	6,768,326	6,768,326	4,309,415
Issuances					3,936,548	9,913,339
Exchanges for equity			(311,063)		(813,393)	(2,637,323)
Amortization of debt discount
Outstanding, December 31, 2020	9,326,039		9,326,039		9,637,102	6,768,326
Repayments						(4,817,105)
Extinguishment of notes payable
Recognition of debt discount
Accretion of interest expense
Accrued interest reclassified to notes payable principal
Third-party purchases					287,041
Exchanged for equity pursuant to Chapter 11 Plan					(3,592,395)
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net					3,050,975
Accretion of interest expense
Amortization of debt discount
Other Loans [Member]
Short-term Debt [Line Items]
Outstanding, December 31, 2019
Issuances			250,000
Exchanges for equity
Amortization of debt discount
Outstanding, December 31, 2020	250,000		250,000
Debt Discount [Member]
Short-term Debt [Line Items]
Outstanding, December 31, 2019			(5,366,869)	(1,247,420)	(1,247,420)	(1,012,363)
Issuances
Exchanges for equity			82,130		253,654	634,525
Amortization of debt discount			742,534			3,671,087
Outstanding, December 31, 2020	$ (4,542,205)		(4,542,205)		(5,366,869)	(1,247,420)
Repayments						428,939
Extinguishment of notes payable						6,196
Recognition of debt discount					(8,534,245)	(5,523,830)
Accretion of interest expense						548,026
Accrued interest reclassified to notes payable principal
Third-party purchases
Exchanged for equity pursuant to Chapter 11 Plan
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net
Accretion of interest expense					2,886,036
Amortization of debt discount					1,275,106
Related Party Notes [Member]
Short-term Debt [Line Items]
Outstanding, December 31, 2019				1,285,000	1,285,000	720,000
Issuances					353,762	635,000
Exchanges for equity
Amortization of debt discount
Outstanding, December 31, 2020						1,285,000
Repayments						(70,000)
Extinguishment of notes payable
Recognition of debt discount
Accretion of interest expense
Accrued interest reclassified to notes payable principal
Third-party purchases					(287,041)
Exchanged for equity pursuant to Chapter 11 Plan					(998,139)
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net					(353,582)
Accretion of interest expense
Amortization of debt discount
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Outstanding, December 31, 2019				$ 340,000	340,000	132,501
Issuances						340,000
Exchanges for equity
Amortization of debt discount
Outstanding, December 31, 2020						340,000
Repayments						(7,500)
Extinguishment of notes payable						(148,014)
Recognition of debt discount
Accretion of interest expense
Accrued interest reclassified to notes payable principal						$ 23,013
Third-party purchases
Exchanged for equity pursuant to Chapter 11 Plan					(340,000)
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net
Accretion of interest expense